SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment charges associated with its long-lived assets and acquired intangibles (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Long-lived assets impairment	¥ 81,619	$ 12,509
Discount rate	13.00%	13.00%
Impairment of equipment	¥ 35,793	$ 5,486
Impairment of intangible assets	38,654	5,924
Impairment of other non-current assets	7,172	1,099
Other Asset Impairment Charges	¥ 7,172	$ 1,099